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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [X]; Amendment Number: 2

This Amendment (Check only one.): [ ] is a restatement
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio           March 23, 2007
-------------------------------------   -----------------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:           13

Form 13F Information Table Value Total        14,278
                                          (thousands)

List of Other Included Managers: None


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
             COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                              VALUE    SHRS OR                  INVESTMENT   OTHER  VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   [x$1000]  PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
CNF TRUST I $2.50 SERIES A DUE
   6/1/12                          CONVERTIBLE PFD 12612V205      645    15,000 SH              SOLE                  --      --  --
DUKE ENERGY CORP 8.25% EQTY UNTS   CONVERTIBLE PFD 264399585    1,636    63,800 SH              SOLE                  --      --  --
EQUITY RESIDENTIAL 7.25% CV PFD G  CONVERTIBLE PFD 29476L859    1,439    57,000 SH              SOLE                  --      --  --
HEALTHCARE REALTY TRUST CV DEB     CONVERTIBLE DEB 421946AA2      748   750,000 PRN             SOLE                  --      --  --
KERR MCGEE CORP CV DEB             CONVERTIBLE DEB 492386AL1    1,419 1,415,000 PRN             SOLE                  --      --  --
MAGNA INTERNATIONAL INC CV DEB     CONVERTIBLE DEB 559222AG9    1,493 1,500,000 PRN             SOLE                  --      --  --
NATIONAL AUSTRALIA BANK $1.96875
   EX CAPS                         CONVERTIBLE PFD 632525309      935    30,000 SH              SOLE                  --      --  --
NORAM ENERGY CORP CV DEB           CONVERTIBLE DEB 655419AC3      306   331,000 PRN             SOLE                  --      --  --
NRG ENERGY INC 6.50% EQUITY UNITS  CONVERTIBLE PFD 629377201    1,132    49,000 SH              SOLE                  --      --  --
OMNICARE INC CV DEB                CONVERTIBLE DEB 681904AD0    1,309 1,500,000 PRN             SOLE                  --      --  --
RECKSON ASSOCIATES $1.90625 CV PFD CONVERTIBLE PFD 75621K205    1,158    50,000 SH              SOLE                  --      --  --
ROUSE COMPANY $3.00 CV PFD SERIES
   B                               CONVERTIBLE PFD 779273309    1,446    35,000 SH              SOLE                  --      --  --
SEMCO ENERGY INC $1.10 FELINE
   PRIDES                          CONVERTIBLE PFD 78412D307      615    50,000 SH              SOLE                  --      --  --
                                                               14,278


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